EVENTS DURING THE PERIOD	9 Months Ended
Sep. 30, 2022
Events During Period
EVENTS DURING THE PERIOD

NOTE 4 – EVENTS DURING THE PERIOD

A.	On January 5, 2022, Citrine 9 LP, one of the Buyer entities (hereinafter “Citrine 9”) agreed to honor a Draw Down Notice (as defined in the Convertible Note Agreement) for, and has advanced to the Company, $180 thousands on the same terms and conditions as are specified in the Convertible Note Agreement. The maturity date of the loan is the earlier of July 31, 2023 or at such time as the Company shall have consummated an investment of at least $5 million in Company securities. The annual interest on the loan continues to be nine percent (9%). The principal and interest payment on the Note shall be made in New Israeli Shekels (NIS) at the conversion rate which was in effect on the date on which the loan was advanced.

As provided for under the terms of the Convertible Note Agreement, Citrine 9 will be issued 6,666,667 Series A warrants and 6,666,667 Series B warrants for shares of common stock, where the Series A warrants are exercisable beginning July 5, 2022 through July 5, 2024 and the Series B warrants are exercisable beginning July 5, 2022 through July 5, 2025, in each case at an exercise price of $0.05 per share.

See note 4F below for detailed regarding change in terms of the Convertible Note Agreement, Series A warrants and Series B warrants.

The Company allocated the proceeds received to the freestanding components – the convertible loan, A Warrants and B Warrants, based on their relative fair values, since all three components will not be subsequently measured at fair value (see below).

Conversion feature

In accordance with ASC 815-15-25 the conversion feature was considered a liability classified embedded derivative instrument, and is to be recorded at its fair value separately from the convertible notes, within non-current liabilities in the Company’s balance sheet. The conversion component is then remeasured at fair value at each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser as weighted average of the two possible scenarios of the total convertible notes amount conversion (each, 50% probability):

The scenario in which the convertible loan would be converted prior to its maturity (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

	January 5, 2022	September 30, 2022
Dividend yield (%)	0%	0%
Risk-free interest rate (%)	0.65%	4.06%
Expected term (years)	1.57	1.08
Volatility	154.86%	123.94%
Share price (U.S. dollars)	0.025	0.021
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	56	21

The scenario in which the Company would raise at least $5 million prior to conversion of the convertible loan (scenario 2) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

	January 5, 2022	September 30, 2022
Dividend yield (%)	0%	0%
Risk-free interest rate (%)	0.40%	3.92%
Expected term (years)	0.99	0.25
Volatility	158%	123.30%
Share price (U.S. dollars)	0.025	0.021
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature U.S. dollars in thousands)	40	2

The fair value of the convertible component was estimated by the third-party appraiser after giving effect to the weighted average of the two possible scenarios as of issuance dates was $48 thousands and as of September 30, 2022 was $12 thousands.

Warrants

The fair value of the warrants as of the drawdowns dates was estimated at $255 thousands using the Black-Scholes option-pricing model and is presented within the consolidated statements of changes in shareholders equity (deficit).

The following are the data and assumptions used:

Warrants A
Dividend yield	0%
Risk-free interest rate	0.96%
Expected term (years)	2.5
Volatility	159.70%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	119

Warrants B
Dividend yield	0%
Risk-free interest rate	1.18%
Expected term (years)	3.5
Volatility	159.70%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	136

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

Fair Value Proportional Allocation

The fair value of the note was estimated at $154 thousands. The note is accounted for according to the effective interest method.

Based on the above, the fair value proportion allocation as of January 5, 2022 was as follows:

January 5, 2022 (US dollars in thousands)
Conversion Component	$48
Warrants	100
Convertible Notes	32
Total	$180

B.	Additionally, on January 5, 2022, the Company and the related entities who are the signatory lenders (hereinafter the “Buyers”) under the Convertible Loan Agreement dated as of April 1, 2020 (the “CL Agreement”) with the Company entered into the Fourth Amendment to the CL Agreement pursuant to which the following was agreed to:

(i)	The principal and accrued interest on all outstanding loans in the aggregate principal amount of $1,800,000 are to be repaid in New Israeli Shekels (NIS) at the conversion rate in effect on the date on which the loan was advanced;
(ii)	The conversion price on all outstanding notes under the CL Agreement was adjusted to a conversion price of $0.05 per share
(iii)	The exercise price on all outstanding warrants issued in connection with advances made under the CL Agreement was adjusted to an exercise price of $0.05 per share.

The Company concluded that the change in terms does not give rise to a trouble debt restructuring, as no concession was given to the Company.

Therefore, the Company went on to assess the whether the terms of the modified note are substantially different. The Company concluded that the change in terms should be accounted for as a debt extinguishment.

Following the abovementioned amendment on January 5, 2022, the conversion component is qualifying for the scope exception under ASC 815-10-15-74(a). In accordance with ASC 815-15-35-4, since the embedded conversion option in the convertible debt meets the bifurcation criteria, the fair value of the conversion component calculated as of January 5, 2022, in the amount of $162 thousands, was reclassified from shareholders equity to short-term liability at that date.

Conversion feature

In accordance with ASC 815-15-25 the conversion feature was considered an embedded derivative instrument and is to be recorded at its fair value separately from the convertible notes, within non-current liabilities in the Company’s balance sheet. The conversion component is then remeasured at fair value at each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser as weighted average of the two possible scenarios of the total convertible notes amount conversion (each, 50% probability):

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

The scenario in which the convertible loan would be converted prior to its maturity (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

	September 30, 2022
	June 15, 2020 convertible loans	April 1, 2021 convertible loans
Dividend yield	0%	0%
Risk-free interest rate	4.06%	4.06%
Expected term (years)	1.08	1.08
Volatility	123.94%	123.94%
Share price (U.S. dollars)	0.021	0.021
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	173	40

The scenario in which the Company would raise at least $5 million prior to conversion of the convertible loan (scenario 2) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

	September 30, 2022
	June 15, 2020 convertible loans	April 1, 2021 convertible loans
Dividend yield	0%	0%
Risk-free interest rate	3.92%	3.92%
Expected term (years)	0.25	0.25
Volatility	123.3%	123.3%
Share price (U.S. dollars)	0.021	0.021
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	21	5

The fair value of the convertible component was estimated by the third-party appraiser after giving effect to the weighted average of the two possible scenarios as of September 30, 2022 was $97 thousands and $23 thousands.

C.	On February 8, 2022, Cannovation Ltd received from the Israel Land Authority (“ILA”) a counter-signed development agreement to purchase rights for long term lease to 11,687 square meters of Land for purposes of building the Green Vision Center Israel, which is intended to include factories, laboratories, logistics and a distribution center for the medical cannabis, and botanicals industries.

D.	On February 15, 2022, the Company signed an investor relations service agreement with a consultant pursuant to which the Company agreed to pay the consultant a monthly retainer of $5,000 and in addition, to issue the consultant 1,800,000 restricted shares of common stock, to be issued in three tranches. In the event that the agreement is terminated prior to the issuance date, the remaining share obligation shall be void. On July 28, 2022, by mutual agreement the Company and the counterparty consultant terminated the agreement and the Company agreed to issue to the counterparty consultant 600,000 restricted shares.

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

E.	On July 15, 2022, Citrine 9 LP, (hereinafter “Citrine 9”), one of the related entities and a signatory lender (to the Convertible Note Purchase Agreement entered into by the Company and several related parties (hereinafter the “Buyers”) in April 2020, as subsequently amended (the “CL Agreement”) agreed to honor a Draw Down Notice for, and has advanced to the Company, $100,000 on the same terms and conditions as are specified in the CL Agreement. The annual interest on the loan continues to be nine percent (9%). The principal and interest payment on the Note are to be made in New Israeli Shekels (NIS) at the conversion rate which was in effect on the date on which the loan was advanced. In connection with the loan, Citrine 9 is entitled to 8,333,333 Series A warrants and 8,333,333 Series B warrants for shares of common stock, where the Series A warrants are exercisable beginning January 15, 2023 through July 15, 2024 and the Series B warrants are exercisable beginning January 15, 2023 through July 15, 2025, in each case at an exercise price of $0.05 per share. On August 9, 2022, the Company’s board of directors agreed to extend the maturity date on the loans to October 31, 2023, subject to approval of Citrine 9 to such extension, and to extend the exercise period of the warrants through August 9, 2027.

The Company allocated the proceeds received to the freestanding components – the convertible loan, A Warrants and B Warrants, based on their relative fair values, since all three components will not be subsequently measured at fair value (see below).

Conversion feature

In accordance with ASC 815-15-25 the conversion feature was considered a liability classified embedded derivative instrument, and is to be recorded at its fair value separately from the convertible notes, within non-current liabilities in the Company’s balance sheet. The conversion component is then remeasured at fair value at each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser as weighted average of the two possible scenarios of the total convertible notes amount conversion (each, 50% probability):

The scenario in which the convertible loan would be converted prior to its maturity (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

	July 15, 2022	September 30, 2022
Dividend yield	0%	0%
Risk-free interest rate	3.12%	4.06%
Expected term (years)	1	1.08
Volatility	146.4%	123.9%
Share price (U.S. dollars)	0.012	0.021
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	6	13

The scenario in which the Company would raise at least $5 million prior to conversion of the convertible loan (scenario 2) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

	July 15, 2022	September 30, 2022
Dividend yield	0%	0%
Risk-free interest rate	2.86%	3.92%
Expected term (years)	0.46	0.25
Volatility	125.9%	123.3%
Share price (U.S. dollars)	0.012	0.021
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	1	1

The fair value of the convertible component was estimated by the third-party appraiser after giving effect to the weighted average of the two possible scenarios as of issuance dates was $4 thousands and as of September 30, 2022 was $7 thousands.

Warrants

The fair value of the warrants as of the drawdowns dates was estimated at $115 thousands using the Black-Scholes option-pricing model and is presented within the consolidated statements of changes in shareholders equity (deficit).

The following are the data and assumptions used:

Warrants A
Dividend yield	0%
Risk-free interest rate	3.13%
Expected term (years)	2
Volatility	153.1%
Share price (U.S. dollars)	0.012
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	50

Warrants B
Dividend yield	0%
Risk-free interest rate	3.14%
Expected term (years)	3
Volatility	148.6%
Share price (U.S. dollars)	0.012
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	64

Fair Value Proportional Allocation

The fair value of the note was estimated at $93 thousands. The note is accounted for according to the effective interest method.

Based on the above, the fair value proportion allocation as of July 15, 2022 was as follows:

July 15, 2022 (US dollars in thousands)
Conversion Component	$4
Warrants	55
Convertible Notes	41
Total	$100

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

F.	On August 9, 2022, the board of directors of the Company agreed to the following:

1.	The maturity date on all of the outstanding convertible loans under the CL Agreement was extended to October 31, 2023 (from July 31, 2023), subject to agreement of the lending entities under the CL Agreement to such extension of the maturity date; and
2.	The exercise period on all of the outstanding Series A and Series B warrants issued to date in connection with the convertible loans under the CL Agreement was extended to August 9, 2027

The Company concluded that the change in terms does not give rise to a trouble debt restructuring, as no concession was given to the Company.

Therefore, the Company went on to assess whether the terms of the modified note are substantially different. The Company concluded that the change in terms of the loans should be accounted for as a debt extinguishment.

Following the abovementioned amendment on August 9, 2022, the changes in the fair value of the conversion component and the warrants in the amount of $51 thousands and $354 thousands, respectively were recorded as interest expenses.

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

G.	On August 9, 2022, the Board agreed to issue to the related entities who advanced an aggregate of $1,170 thousands in convertible loans under the CL Agreement on or before June 15, 2020 warrants for a total 5,589,172 shares of common stock, exercisable through August 9, 2027 at a per share exercise price of $0.05, in replacement of the Series A warrants for an identical number of shares issued in June 2020 in connection with such loans, which had expired.

The fair value of the warrants as of the drawdowns dates was estimated at $98 thousands using the Black-Scholes option-pricing model and is presented within the consolidated statements of changes in shareholders equity (deficit).

The following are the data and assumptions used:

Warrants A
Dividend yield (%)	0%
Risk-free interest rate (%)	2.97%
Expected term (years)	5
Volatility	152.9%
Share price (U.S. dollars)	0.02
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	98

H.	On September 30, 2022, the Company received a loan from Citrine S A L Hi Tech 7 LP, an Israeli limited partnership and an affiliated entity (the “Lender”), in the principal amount of $80,000. The loans bears interest at 12% per annum and is scheduled to mature on December 15, 2022. The principal and interest payment on the loan are to be made in New Israeli Shekels (NIS) at the exchange rate which was in effect on the date on which the loan was advanced. The Lender has the option, upon written notice to the Company and subject to the Company’s consent, to extend the maturity date of the loan (the “Maturity Date extension Notice”). The Lender is to provide the Maturity Date extension Notice by no later than December 5, 2022.

In the event that the Company agrees to such extension, the terms of this loan shall be adjusted on a pro-rata basis, to those terms applicable to the Company’s convertible notes then outstanding under the Convertible Note Agreement, date as of April 1, 2020, as subsequently amended, amongst the Company and the affiliated parties thereto (of which the Lender is a party).